Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	82 Months Ended	103 Months Ended	120 Months Ended
	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024
C000118815
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ETF Shares Net Asset Value
Average Annual Return, Percent	7.52%	3.55%			2.38%
C000118814
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Admiral Shares
C000118816
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
C000118817
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Shares
C000166998
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Shares
Without Sales Load [Member] | C000118815
Average Annual Return [Line Items]
Average Annual Return, Percent	7.53%	3.56%			2.38%
Without Sales Load [Member] | C000118814
Average Annual Return [Line Items]
Average Annual Return, Percent	7.46%	3.54%			2.37%
Without Sales Load [Member] | C000118816
Average Annual Return [Line Items]
Average Annual Return, Percent	7.53%	3.56%			2.40%
Without Sales Load [Member] | C000118817
Average Annual Return [Line Items]
Average Annual Return, Percent	7.42%	3.47%			2.29%
Without Sales Load [Member] | C000166997
Average Annual Return [Line Items]
Average Annual Return, Percent	19.06%	4.72%	5.52%
Without Sales Load [Member] | C000166998
Average Annual Return [Line Items]
Average Annual Return, Percent	18.88%	4.57%		6.85%
NACC2 Index: Bloomberg U.S. 0-5 Year Treasury Inflation Protected Securities Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. 0-5 Year Treasury Inflation Protected Securities Index
Average Annual Return, Percent	7.53%	3.60%			2.42%
NACC2 Index: Bloomberg U.S. 0-5 Year Treasury Inflation Protected Securities Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. 0-5 Year Treasury Inflation Protected Securities Index
Average Annual Return, Percent	7.53%	3.60%			2.42%
NACC2 Index: Bloomberg U.S. 0-5 Year Treasury Inflation Protected Securities Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. 0-5 Year Treasury Inflation Protected Securities Index
Average Annual Return, Percent	7.53%	3.60%			2.42%
NACC2 Index: Bloomberg U.S. 0-5 Year Treasury Inflation Protected Securities Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. 0-5 Year Treasury Inflation Protected Securities Index
Average Annual Return, Percent	7.53%	3.60%			2.42%
NACC2 Index: JP Morgan EMBI Global Diversified Index
Average Annual Return [Line Items]
Average Annual Return, Percent	18.60%	0.87%	1.86%
NACC2 Index: JP Morgan EMBI Global Diversified Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JP Morgan EMBI Global Diversified Index
Average Annual Return, Percent	18.60%	0.87%		3.40%
NACC2 Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	11.57%	0.33%			1.84%
NACC2 Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	11.57%	0.33%			1.84%
NACC2 Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	11.57%	0.33%			1.84%
NACC2 Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	11.57%	0.33%			1.84%